SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 SGD ($)	Mar. 31, 2025 HKD ($)
Product Information [Line Items]
Convenience translation rate per share | (per share)	$ 7.8	$ 1
Accounts Receivable, Credit Loss Expense (Reversal)	$ 223,799	$ 28,692	$ 221,652
Dilutive shares	0	0	0
HONG KONG
Product Information [Line Items]
Cash	$ 20,864,364			$ 2,674,918		$ 20,866,509
HONG KONG | Credit Risk [Member]
Product Information [Line Items]
Cash	19,960,807			2,559,078		20,007,853
SINGAPORE
Product Information [Line Items]
Cash	123,833			15,877		$ 23,841
Deposits				$ 77,817	$ 100,000
Credit Concentration Risk [Member]
Product Information [Line Items]
Credit compensation	$ 800,000	$ 102,564